EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EMPLOYEE BENEFITS
Employee benefits expenses	¥ 169,572	¥ 144,122	¥ 121,147